IFRS 7 - Disclosure - Market Risk - Summary of Stressed Value At Risk by Trading Activities (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2021	Oct. 31, 2020	Jan. 31, 2020
Market Risk [line items]
Stressed total VaR (one-day measure)	$ 30.0	$ 30.2	$ 23.9
Interest rate risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	25.7	33.7	23.0
Credit risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	10.2	7.1	8.8
Equity price risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	13.6	6.9	3.0
Foreign exchange risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	15.7	9.1	12.0
Commodity price risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	2.0	3.0	4.4
Debt specific risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	6.3	6.1	5.1
Risk diversification effect [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	(43.5)	(35.7)	(32.4)
High risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	39.9
High risk [member] | Interest rate risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	33.9
High risk [member] | Credit risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	12.6
High risk [member] | Equity price risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	14.0
High risk [member] | Foreign exchange risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	26.5
High risk [member] | Commodity price risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	3.7
High risk [member] | Debt specific risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	7.0
Low risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	15.3
Low risk [member] | Interest rate risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	13.0
Low risk [member] | Credit risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	7.8
Low risk [member] | Equity price risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	5.1
Low risk [member] | Foreign exchange risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	1.9
Low risk [member] | Commodity price risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	1.3
Low risk [member] | Debt specific risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	4.4
Average risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	27.1	18.2	19.0
Average risk [member] | Interest rate risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	24.4	19.2	27.8
Average risk [member] | Credit risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	9.8	10.9	10.0
Average risk [member] | Equity price risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	8.9	4.0	2.2
Average risk [member] | Foreign exchange risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	10.7	6.7	11.1
Average risk [member] | Commodity price risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	2.3	3.3	6.5
Average risk [member] | Debt specific risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	5.8	4.9	5.0
Average risk [member] | Risk diversification effect [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	$ (34.8)	$ (30.8)	$ (43.6)